Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Categorized Investments Recorded at Fair Value among Levels	We have categorized our assets and liabilities that are recorded at fair value on a recurring basis among levels based on the observability of inputs, or at fair value using NAV per share (or its equivalent) as follows:

	December 31, 2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value Based on NAV as Practical Expedient	Total Fair Value
Investments:
Short-term and Fixed maturity investments:
U.S. government and agency	$—	$951,048	$—	$—	$951,048
U.K. government	—	51,082	—	—	51,082
Other government	—	502,153	—	—	502,153
Corporate	—	5,686,732	—	—	5,686,732
Municipal	—	162,669	—	—	162,669
Residential mortgage-backed	—	553,945	—	—	553,945
Commercial mortgage-backed	—	854,090	—	—	854,090
Asset-backed	—	557,460	—	—	557,460
	$—	$9,319,179	$—	$—	$9,319,179

Other assets included within funds held - directly managed	$—	$14,627	$—	$—	$14,627

Equities:
Publicly traded equity investments	$229,167	$31,600	$—	$—	$260,767
Exchange-traded funds	311,287	—	—	—	311,287
Privately held equity investments	—	—	274,741	—	274,741
	$540,454	$31,600	$274,741	$—	$846,795

Other investments:
Hedge funds	$—	$—	$—	$2,638,339	$2,638,339
Fixed income funds	—	285,837	—	266,704	552,541
Equity funds	—	5,073	—	185,694	190,767
Private equity funds	—	—	—	363,103	363,103
CLO equities	—	128,083	—	—	128,083
CLO equity funds	—	—	—	166,523	166,523
Private credit funds	—	—	9,250	183,069	192,319
Other	—	—	314	12,045	12,359
	$—	$418,993	$9,564	$3,815,477	$4,244,034
Total Investments	$540,454	$9,784,399	$284,305	$3,815,477	$14,424,635

Cash and cash equivalents	$385,790	$208,272	$—	$—	$594,062

Reinsurance balances recoverable on paid and unpaid losses:	$—	$—	$520,830	$—	$520,830

Other Assets:
Derivatives qualifying as hedging	$—	$1,169	$—	$—	$1,169
Derivatives not qualifying as hedges	—	2,964	—	—	2,964
Derivative instruments	$—	$4,133	$—	$—	$4,133

Losses and LAE:	$—	$—	$2,452,920	$—	$2,452,920

Other Liabilities:
Derivatives qualifying as hedging	$—	$28,947	$—	$—	$28,947
Derivatives not qualifying as hedges	—	5,195	—	—	5,195
Derivative instruments	$—	$34,142	$—	$—	$34,142

	December 31, 2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value Based on NAV as Practical Expedient	Total Fair Value
Investments:
Short-term and Fixed maturity investments:
U.S. government and agency	$—	$696,077	$—	$—	$696,077
U.K government	—	161,772	—	—	161,772
Other government	—	702,856	—	—	702,856
Corporate	—	5,448,270	—	—	5,448,270
Municipal	—	140,687	—	—	140,687
Residential mortgage-backed	—	400,914	—	—	400,914
Commercial mortgage-backed	—	813,746	—	—	813,746
Asset-backed	—	670,235	—	—	670,235
	$—	$9,034,557	$—	$—	$9,034,557

Other assets included within funds held - directly managed	$—	$14,207	$—	$—	$14,207

Equities:
Publicly traded equity investments	$297,310	$30,565	$—	$—	$327,875
Exchange-traded funds	133,047	—	—	—	133,047
Privately held equity investments	—	—	265,799	—	265,799
	$430,357	$30,565	$265,799	$—	$726,721

Other investments:
Hedge funds	$—	$—	$—	$1,121,904	$1,121,904
Fixed income funds	—	398,143	—	82,896	481,039
Equity funds	—	111,040	—	299,109	410,149
Private equity funds	—	—	—	323,496	323,496
CLO equities	—	—	87,555	—	87,555
CLO equity funds	—	—	—	87,509	87,509
Other	—	34	314	6,031	6,379
	$—	$509,217	$87,869	$1,920,945	$2,518,031
Total Investments	$430,357	$9,588,546	$353,668	$1,920,945	$12,293,516

Cash and cash equivalents	$144,984	$222,191	$—	$—	$367,175

Reinsurance balances recoverable on paid and unpaid losses:	$—	$—	$695,518	$—	$695,518

Other Assets:
Derivatives qualifying as hedging	$—	$642	$—	$—	$642
Derivatives not qualifying as hedges	—	1,369	—	—	1,369
Derivative instruments	$—	$2,011	$—	$—	$2,011

Losses and LAE:	$—	$—	$2,621,122	$—	$2,621,122

Other Liabilities:
Derivatives qualifying as hedging	$—	$11,452	$—	$—	$11,452
Derivatives not qualifying as hedges	—	4,106	—	—	4,106
Derivative instruments	$—	$15,558	$—	$—	$15,558

Reconciliation of Beginning and Ending Balances for All Investments Measured at Fair Value on Recurring Basis
The following tables present a reconciliation of the beginning and ending balances for all investments measured at fair value on a recurring basis using Level 3 inputs during the years ended December 31, 2020 and 2019:

	2020
	Privately-held Equities	Other Investments	Total

Beginning fair value	$265,799	$87,869	$353,668
Purchases	20,125	47,092	67,217
Sales	—	(1,289)	(1,289)
Total realized and unrealized losses	(11,183)	(40,368)	(51,551)
Transfer out of Level 3 into Level 2	—	(83,740)	(83,740)
Ending fair value	$274,741	$9,564	$284,305

	2019
	Fixed maturity investments				Privately-held Equities	Other Investments	Total
	Corporate	Residential mortgage-backed	Commercial mortgage-backed	Asset-backed
Beginning fair value	$37,386	$—	$7,389	$9,121	$228,710	$39,367	$321,973
Purchases	184	—	—	—	30,713	56,908	87,805
Sales	(3,520)	—	(784)	(3,605)	(2,016)	(590)	(10,515)
Total realized and unrealized gains (losses)	90	(1)	64	255	8,392	(7,816)	984
Transfer into Level 3 from Level 2	3,535	102	1,515	21,024	—	—	26,176
Transfer out of Level 3 into Level 2	(37,675)	(101)	(8,184)	(26,795)	—	—	(72,755)
Ending fair value	$—	$—	$—	$—	$265,799	$87,869	$353,668
The following table presents a reconciliation of the beginning and ending balances for all insurance contracts measured at fair value on a recurring basis using Level 3 inputs during the years ended December 31, 2020 and 2019:

	2020			2019
	Liability for losses and LAE	Reinsurance balances recoverable on paid and unpaid losses	Net	Liability for losses and LAE	Reinsurance balances recoverable on paid and unpaid losses	Net
Beginning fair value	$2,621,122	$695,518	$1,925,604	$2,874,055	$739,591	$2,134,464
Assumed business	1,526	(180,972)	182,498	9,218	—	9,218
Incurred losses and LAE:
Reduction in estimates of ultimate losses	(73,596)	59,478	(133,074)	(32,690)	(2,958)	(29,732)
Reduction in unallocated LAE	(17,484)	—	(17,484)	(19,915)	—	(19,915)
Change in fair value	157,965	38,919	119,046	160,630	43,449	117,181
Total incurred losses and LAE	66,885	98,397	(31,512)	108,025	40,491	67,534
Paid losses	(300,234)	(101,326)	(198,908)	(416,770)	(92,145)	(324,625)
Effect of exchange rate movements	63,621	9,213	54,408	46,594	7,581	39,013
Ending fair value	$2,452,920	$520,830	$1,932,090	$2,621,122	$695,518	$1,925,604
The net assumed business of $182.5 million in the current period relates to the Hannover Re novation transaction disclosed in Note 4 - "Significant New Business." Changes in fair value in the table above are included in net incurred losses and LAE in our consolidated statements of earnings.
The following table presents the components of the net change in fair value for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Changes in fair value due to changes in:
Duration	$20,861	$22,719	$74,011
Corporate bond yield	96,478	94,462	(71,031)
Weighted cost of capital	(5,048)	—
Risk cost of capital	6,755	—	3,684
Change in fair value	$119,046	$117,181	$6,664

Valuation Techniques and Inputs
The table below presents the quantitative information related to the fair value measurements for our privately held equity investments measured at fair value on a recurring basis using Level 3 inputs:

Quantitative Information about Level 3 Fair Value Measurements
Fair Value as of December 31, 2020	Valuation Techniques	Unobservable Input	Average (1)
(in millions of U.S. dollars)
$230.3	Guideline company methodology	Distribution waterfall	12.98
$54.0	Cost as approximation of fair value	Cost as approximation of fair value
$284.3
(1) The average represents the arithmetic average of the inputs and is not weighted by the relative fair value.

Reconciliation of Beginning and Ending Balances for All Investments Measured at Fair Value on Recurring Basis
The following table presents a reconciliation of the beginning and ending balances for all insurance contracts measured at fair value on a recurring basis using Level 3 inputs during the years ended December 31, 2020 and 2019:

	2020			2019
	Liability for losses and LAE	Reinsurance balances recoverable on paid and unpaid losses	Net	Liability for losses and LAE	Reinsurance balances recoverable on paid and unpaid losses	Net
Beginning fair value	$2,621,122	$695,518	$1,925,604	$2,874,055	$739,591	$2,134,464
Assumed business	1,526	(180,972)	182,498	9,218	—	9,218
Incurred losses and LAE:
Reduction in estimates of ultimate losses	(73,596)	59,478	(133,074)	(32,690)	(2,958)	(29,732)
Reduction in unallocated LAE	(17,484)	—	(17,484)	(19,915)	—	(19,915)
Change in fair value	157,965	38,919	119,046	160,630	43,449	117,181
Total incurred losses and LAE	66,885	98,397	(31,512)	108,025	40,491	67,534
Paid losses	(300,234)	(101,326)	(198,908)	(416,770)	(92,145)	(324,625)
Effect of exchange rate movements	63,621	9,213	54,408	46,594	7,581	39,013
Ending fair value	$2,452,920	$520,830	$1,932,090	$2,621,122	$695,518	$1,925,604
The net assumed business of $182.5 million in the current period relates to the Hannover Re novation transaction disclosed in Note 4 - "Significant New Business." Changes in fair value in the table above are included in net incurred losses and LAE in our consolidated statements of earnings.
The following table presents the components of the net change in fair value for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Changes in fair value due to changes in:
Duration	$20,861	$22,719	$74,011
Corporate bond yield	96,478	94,462	(71,031)
Weighted cost of capital	(5,048)	—
Risk cost of capital	6,755	—	3,684
Change in fair value	$119,046	$117,181	$6,664

Quantitative Information
Below is a summary of the quantitative information regarding the significant observable and unobservable inputs used in the internal model to determine fair value on a recurring basis as of December 31, 2020 and 2019:

		2020	2019
Valuation Technique	Unobservable (U) and Observable (O) Inputs	Weighted Average	Weighted Average
Internal model	Corporate bond yield (O)	A rated	A rated
Internal model	Credit spread for non-performance risk (U)	0.2%	0.2%
Internal model	Risk cost of capital (U)	5.1%	5.1%
Internal model	Weighted average cost of capital (U)	8.25%	8.5%
Internal model	Duration - liability (U)	8.17 years	7.82 years
Internal model	Duration - reinsurance balances recoverable on paid and unpaid losses (U)	8.23 years	8.68 years